Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Variable Interest Entity [Line Items]
Total assets	¥ 367,650,018	¥ 353,824,625	¥ 331,753,283
Cash and due from banks	50,972,491	49,977,480
Interest-earning deposits in other banks	58,848,056	53,346,721
Trading account assets	42,668,336	44,444,379
Investment securities	55,815,751	57,244,496
Loans	111,678,692	114,370,472
Total liabilities	351,353,496	337,580,071
Deposits	224,589,943	229,206,936
Long-term debt	34,696,599	35,157,651
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	18,958,567	18,128,416
Cash and due from banks	6,728	2,698
Interest-earning deposits in other banks	27,382	30,422
Trading account assets	1,252,308	959,001
Investment securities	1,824,892	1,727,292
Loans	15,651,462	15,247,928
All other assets	195,795	161,075
Total liabilities	584,032	594,819
Deposits	0	0
Other short-term borrowings	39,582	33,599
Long-term debt	449,231	457,763
Consolidated liabilities, All other liabilities	95,219	103,457
Consolidated VIEs | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	18,958,567
Cash and due from banks	6,728
Interest-earning deposits in other banks	27,382
Trading account assets	1,252,308
Investment securities	1,824,892
Loans	15,651,462
All other assets	195,795
Consolidated VIEs | Total consolidated assets before elimination
Variable Interest Entity [Line Items]
Total assets		26,249,510
Cash and due from banks		112,941
Interest-earning deposits in other banks		62,112
Trading account assets		964,893
Investment securities		2,246,853
Loans		22,678,094
All other assets		184,617
Total liabilities	25,782,756	25,821,760
Deposits	7,063,850	7,826,959
Other short-term borrowings	5,152,061	4,114,024
Long-term debt	11,830,663	11,605,353
Consolidated liabilities, All other liabilities	1,736,182	2,275,424
Consolidated VIEs | Total consolidated assets before elimination | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	26,382,625
Cash and due from banks	122,214
Interest-earning deposits in other banks	63,557
Trading account assets	1,306,671
Investment securities	2,392,134
Loans	22,270,506
All other assets	227,543
Consolidated VIEs | Total consolidated assets before elimination | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	6,115,286	5,986,887
Cash and due from banks		109,439
Interest-earning deposits in other banks		40,061
Trading account assets		5,433
Investment securities		1,015,434
Loans		4,800,221
All other assets		16,299
Total liabilities	6,091,830	5,989,188
Deposits	0	0
Other short-term borrowings	4,443,656	4,058,248
Long-term debt	1,337,938	1,461,043
Consolidated liabilities, All other liabilities	310,236	469,897
Consolidated VIEs | Total consolidated assets before elimination | Asset-backed conduits | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Cash and due from banks	114,679
Interest-earning deposits in other banks	24,959
Trading account assets	30,114
Investment securities	906,109
Loans	5,016,254
All other assets	23,171
Consolidated VIEs | Total consolidated assets before elimination | Investment funds
Variable Interest Entity [Line Items]
Total assets		374,324
Cash and due from banks		0
Interest-earning deposits in other banks		15,171
Trading account assets		240,327
Investment securities		41,512
Loans		0
All other assets		77,314
Total liabilities	29,368	15,039
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	6,497	5,831
Consolidated liabilities, All other liabilities	22,871	9,208
Consolidated VIEs | Total consolidated assets before elimination | Investment funds | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	538,336
Cash and due from banks	578
Interest-earning deposits in other banks	28,021
Trading account assets	351,806
Investment securities	55,567
Loans	0
All other assets	102,364
Consolidated VIEs | Total consolidated assets before elimination | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets		175,630
Cash and due from banks		0
Interest-earning deposits in other banks		2,058
Trading account assets		4,645
Investment securities		0
Loans		113,943
All other assets		54,984
Total liabilities	101,814	97,226
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	95,218	84,973
Consolidated liabilities, All other liabilities	6,596	12,253
Consolidated VIEs | Total consolidated assets before elimination | Special purpose entities created for structured financing | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	192,200
Cash and due from banks	1,694
Interest-earning deposits in other banks	5,463
Trading account assets	7,294
Investment securities	0
Loans	119,002
All other assets	58,747
Consolidated VIEs | Total consolidated assets before elimination | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets		281,331
Cash and due from banks		3,179
Interest-earning deposits in other banks		0
Trading account assets		73,914
Investment securities		118,199
Loans		85,782
All other assets		257
Total liabilities	345,606	284,795
Deposits	0	0
Other short-term borrowings	22,791	21,343
Long-term debt	248,535	195,987
Consolidated liabilities, All other liabilities	74,280	67,465
Consolidated VIEs | Total consolidated assets before elimination | Repackaged instruments | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	342,771
Cash and due from banks	4,798
Interest-earning deposits in other banks	0
Trading account assets	134,387
Investment securities	111,711
Loans	88,209
All other assets	3,666
Consolidated VIEs | Total consolidated assets before elimination | Securitization of the MUFG Group’s assets
Variable Interest Entity [Line Items]
Total assets		10,358,628
Cash and due from banks		0
Interest-earning deposits in other banks		996
Trading account assets		0
Investment securities		0
Loans		10,339,273
All other assets		18,359
Total liabilities	10,569,281	10,367,099
Deposits	0	0
Other short-term borrowings	0	31,000
Long-term debt	10,102,964	9,839,204
Consolidated liabilities, All other liabilities	466,317	496,895
Consolidated VIEs | Total consolidated assets before elimination | Securitization of the MUFG Group’s assets | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	10,544,934
Cash and due from banks	0
Interest-earning deposits in other banks	1,204
Trading account assets	0
Investment securities	0
Loans	10,526,124
All other assets	17,606
Consolidated VIEs | Total consolidated assets before elimination | Trust arrangements
Variable Interest Entity [Line Items]
Total assets		9,029,390
Cash and due from banks		0
Interest-earning deposits in other banks		0
Trading account assets		623,466
Investment securities		1,071,708
Loans		7,334,215
All other assets		1
Total liabilities	8,581,731	9,029,272
Deposits	7,063,850	7,826,959
Other short-term borrowings	683,346	0
Long-term debt	0	0
Consolidated liabilities, All other liabilities	834,535	1,202,313
Consolidated VIEs | Total consolidated assets before elimination | Trust arrangements | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	8,581,448
Cash and due from banks	0
Interest-earning deposits in other banks	0
Trading account assets	760,960
Investment securities	1,303,063
Loans	6,517,421
All other assets	4
Consolidated VIEs | Total consolidated assets before elimination | Other
Variable Interest Entity [Line Items]
Total assets		43,320
Cash and due from banks		323
Interest-earning deposits in other banks		3,826
Trading account assets		17,108
Investment securities		0
Loans		4,660
All other assets		17,403
Total liabilities	63,126	39,141
Deposits	0	0
Other short-term borrowings	2,268	3,433
Long-term debt	39,511	18,315
Consolidated liabilities, All other liabilities	21,347	17,393
Consolidated VIEs | Total consolidated assets before elimination | Other | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	67,650
Cash and due from banks	465
Interest-earning deposits in other banks	3,910
Trading account assets	22,110
Investment securities	15,684
Loans	3,496
All other assets	21,985
Consolidated VIEs | The amounts eliminated in consolidation
Variable Interest Entity [Line Items]
Total assets		(8,121,094)
Cash and due from banks		(110,243)
Interest-earning deposits in other banks		(31,690)
Trading account assets		(5,892)
Investment securities		(519,561)
Loans		(7,430,166)
All other assets		(23,542)
Total liabilities	(15,116,977)	(14,679,458)
Deposits	(756)	0
Other short-term borrowings	(2,590,224)	(2,422,978)
Long-term debt	(11,378,021)	(11,144,547)
Consolidated liabilities, All other liabilities	(1,147,976)	(1,111,933)
Consolidated VIEs | The amounts eliminated in consolidation | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	(7,424,058)
Cash and due from banks	(115,486)
Interest-earning deposits in other banks	(36,175)
Trading account assets	(54,363)
Investment securities	(567,242)
Loans	(6,619,044)
All other assets	(31,748)
Consolidated VIEs | The amount of liabilities with recourse to the general credit of the MUFG Group
Variable Interest Entity [Line Items]
Total liabilities	(10,081,747)	(10,547,483)
Deposits	(7,063,094)	(7,826,959)
Other short-term borrowings	(2,522,255)	(1,657,447)
Long-term debt	(3,411)	(3,043)
Consolidated liabilities, All other liabilities	¥ (492,987)	¥ (1,060,034)